Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income	$ 36,545,871	$ 19,079,934
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	22,194,848	15,682,539
Payment of drydocking costs	(2,277,898)	(1,392,598)
Amortization of share-based compensation	451,172	390,111
Amortization of deferred financing costs	1,386,096	842,108
Unrealized foreign exchange	107,562	(70,656)
Changes in operating assets and liabilities
Accounts receivable	4,992,802	(2,199,526)
Inventories	(1,269,508)	(3,539,610)
Accrued income and prepaid expenses and other current assets	(4,510,495)	(3,543,370)
Accounts payable, accrued interest and other liabilities	(3,660,769)	2,456,179
Net cash provided by operating activities	53,959,681	27,705,111
Cash flows from investing activities
Payment to acquire vessels	(350,477)	(273,072,920)
Payment for vessels under construction	(88,308,704)	(10,556,464)
Purchase of other property, plant and equipment	(108,945)	(47,030)
Release of short-term investment		10,000,000
Placement of short-term investment		(10,000,000)
Net cash used in investing activities	(88,768,126)	(283,676,414)
Cash flows from financing activities
Proceeds from secured term loan facilities	30,000,000	147,150,000
Direct financing costs of secured term loan facilities		(6,669,871)
Repayment of secured term loan facilities	(30,375,154)	(13,421,254)
Issuance costs of 9% senior unsecured bond		(25,179)
Proceeds from issuance of stock		75,000,000
Issuance costs of stock	(340,171)	(19,978)
Net cash provided / (used) by financing activities	(715,325)	202,013,718
Net decrease in cash and cash equivalents	(35,523,770)	(53,957,585)
Cash and cash equivalents at beginning of period	194,740,045	140,870,317
Cash and cash equivalents at end of period	159,216,275	86,912,732
Supplemental Information
Total interest paid during the year, net of amounts capitalized	14,685,002	10,786,776
Total tax paid during the year	$ 326,695	$ 32,496